Income Taxes (Details) - Schedule of Deferred Tax Assets - Previously Reported [Member] - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Deferred income tax assets (liabilities):
Startup costs	$ 1,016,420	$ 1,035,317
Stock compensation - RSAs	1,068,953	875,498
Net operating losses - Federal	10,130,630	6,204,900
Net operating losses - State and Local	1,820,726	1,264,598
Accrued expenses
Amortization	(898,046)	(1,217,409)
Depreciation	(257,764)	(262,179)
Operating lease assets	(587,268)	(813,972)
Operating lease liabilities	1,038,552	1,370,631
Deferred revenue	45,980	45,388
Allowance for Doubtful Accounts	(6,093)
Deferred Tax Assets, Gross	13,372,090	8,502,772
Less: Valuation allowance	(14,561,832)	(9,982,652)
Deferred tax liabilities, net	$ (1,189,742)	$ (1,479,880)